THE ALLIANCEBERNSTEIN GROWTH FUNDS

-AllianceBernstein Global Thematic Growth Fund

-AllianceBernstein International Growth Fund

Supplement dated June 27, 2013 to the Summary Prospectuses and Prospectus dated November 1, 2012 of the AllianceBernstein Global Thematic Growth Fund and AllianceBernstein International Growth Fund (together the "Prospectuses").

Each of the Funds listed above is hereinafter referred to as a "Fund" or collectively, the "Funds".

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Summary Information

The following changes will be made to the "Principal Strategies" in the Summary section of the Prospectuses for each Fund.

AllianceBernstein Global Thematic Growth Fund

The second sentence of the second paragraph is revised to read as follows:

Drawing on the global fundamental and quantitative research capabilities of the Adviser, the Adviser seeks to identify long-term secular growth trends that will affect multiple industries.

The last sentence of the third paragraph is revised to read as follows:

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The last sentence of the fourth paragraph is deleted.

The following is added as a principal risk under the "Principal Risks" section:

•	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.